Portfolio Navigator Funds
Third Quarter Report
September 30, 2024 (Unaudited)
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	183,511	713,857
Total Alternative Strategies Funds (Cost $842,318)		713,857

Equity Funds 19.0%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	228,459	1,649,476
International 5.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,031,416	28,988,307
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	366,362	4,165,533
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	668,653	8,311,362
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	735,329	8,191,566
Total		49,656,768
U.S. Large Cap 11.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	255,091	13,461,141
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	130,686	14,366,315
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	175,643	8,153,351
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,255,195	28,593,351
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	181,069	8,111,885
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	86,222	3,822,216
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	55,870	3,881,284
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	102,004	4,141,347
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	62,328	3,356,359
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	295,013	13,443,736
Total		101,330,985
Equity Funds (continued)
U.S. Small Cap 1.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	145,679	1,917,135
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	183,164	2,489,205
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	79,269	2,728,443
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	59,289	2,340,131
Total		9,474,914
Total Equity Funds (Cost $122,027,590)		162,112,143

Exchange-Traded Equity Funds 0.2%

U.S. Large Cap 0.2%
Vanguard Russell 1000 Growth ETF	19,415	1,873,936
Total Exchange-Traded Equity Funds (Cost $1,423,094)		1,873,936

Fixed Income Funds 71.7%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	607,523	4,969,536
Investment Grade 71.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	13,097,508	113,424,419
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,574,784	24,692,175
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,183,646	25,055,297
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,664,290	33,491,613
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,381,606	58,966,044
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,673,310	100,756,050
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	25,161,404	248,594,667
Total		604,980,265
Total Fixed Income Funds (Cost $702,371,808)		609,949,801

Variable Portfolio – Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039	5.000%	2,734,000	2,767,691
10/15/2054	5.500%	15,483,000	15,662,285
Total Residential Mortgage-Backed Securities - Agency (Cost $18,481,002)			18,429,976

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	71,844,763	71,837,578
Total Money Market Funds (Cost $71,819,834)		71,837,578
Total Investments in Securities (Cost: $916,965,646)		864,917,291
Other Assets & Liabilities, Net		(13,854,218)
Net Assets		851,063,073
At September 30, 2024, securities and/or cash totaling $4,593,779 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	100	10/2024	EUR	11,891,400	328,912	—
Russell 2000 Index E-mini	15	12/2024	USD	1,686,900	32,213	—
S&P 500 Index E-mini	95	12/2024	USD	27,617,688	588,381	—
U.S. Treasury 10-Year Note	371	12/2024	USD	42,398,344	125,538	—
Total					1,075,044	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(24)	12/2024	EUR	(11,701,800)	—	(456,134)
MSCI EAFE Index	(23)	12/2024	USD	(2,860,970)	—	(56,450)
Total					—	(512,584)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	8,700,000	(231)	—	—	—	(231)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	68,505,421	25,376,684	(22,047,914)	3,387	71,837,578	—	3,840	2,870,906	71,844,763
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,227,979	90,678	(785,970)	181,170	713,857	—	(103,722)	23,408	183,511
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,542,018	604,984	(2,729,966)	1,044,105	13,461,141	—	1,596,009	—	255,091
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,386,773	281,730	(1,401,502)	1,099,314	14,366,315	—	1,821,197	—	130,686
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	4,930,335	296,902	(520,794)	263,093	4,969,536	—	(69,418)	197,866	607,523
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	116,854,327	5,684,670	(12,249,838)	3,135,260	113,424,419	—	(2,101,693)	5,325,545	13,097,508
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,578,216	395,331	(1,492,202)	672,006	8,153,351	—	1,103,402	—	175,643
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,345,817	1,283,785	(2,187,404)	249,977	24,692,175	—	52,723	926,860	2,574,784
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,856,357	1,131,547	(2,359,534)	426,927	25,055,297	—	(520,191)	933,142	3,183,646
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,373,927	1,771,046	(4,574,662)	1,417,996	28,988,307	—	542,981	1,292,535	2,031,416
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,496,901	858,913	(5,625,267)	2,862,804	28,593,351	—	2,547,350	—	1,255,195
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,644,555	361,740	(1,298,984)	404,574	8,111,885	—	775,485	—	181,069
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,588,783	428,552	(1,418,133)	317,933	1,917,135	71,033	(254,719)	12,164	145,679
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,816,930	132,179	(1,176,094)	716,190	2,489,205	—	(286,518)	53,415	183,164
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	34,832,322	1,282,025	(4,008,982)	1,386,248	33,491,613	—	(615,502)	1,093,409	3,664,290
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,084,574	2,646,125	(4,911,515)	1,146,860	58,966,044	—	(728,687)	2,431,318	6,381,606
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,544,917	102,864	(282,081)	283,776	1,649,476	—	(77,328)	39,816	228,459
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,258,715	350,248	(189,038)	402,291	3,822,216	—	99,931	—	86,222
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,259,725	326,593	(1,039,537)	334,503	3,881,284	—	300,955	—	55,870
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,269,515	137,716	(518,750)	252,866	4,141,347	—	336,270	—	102,004
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	104,521,905	4,411,798	(10,103,801)	1,926,148	100,756,050	—	(1,568,976)	4,091,654	10,673,310

Variable Portfolio – Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	3,354,239	(205,541)	207,661	3,356,359	—	8,125	—	62,328
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	256,546,837	9,448,011	(22,672,744)	5,272,563	248,594,667	—	(1,467,994)	8,821,399	25,161,404
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	13,864,919	280,747	(1,856,101)	1,154,171	13,443,736	—	1,534,619	—	295,013
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,839,639	177,859	(284,261)	432,296	4,165,533	—	(2,237)	51,102	366,362
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,441,326	238,441	(946,243)	577,838	8,311,362	—	79,855	55,624	668,653
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	8,535,142	554,097	(1,342,642)	444,969	8,191,566	—	407,779	227,863	735,329
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,915,411	170,325	(478,137)	120,844	2,728,443	—	368,814	—	79,269
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,814,545	319,967	(935,651)	141,270	2,340,131	—	104,710	—	59,289
Total	864,877,831			26,879,040	844,613,379	71,033	3,887,060	28,448,026

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | 2024

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,367,113	5,318,067
Total Alternative Strategies Funds (Cost $6,141,816)		5,318,067

Equity Funds 35.3%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,204,186	8,694,224
International 11.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	279,082	2,988,969
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	6,792,165	96,924,206
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	4,895,096	55,657,240
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,411,450	42,404,324
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,895,751	43,398,665
Total		241,373,404
U.S. Large Cap 21.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	812,150	42,857,149
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	392,408	43,137,446
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,038,563	48,210,077
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,755,806	85,557,253
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	864,158	38,714,291
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	723,714	32,082,230
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	540,030	37,515,911
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	794,480	32,255,891
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	563,518	30,345,438
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,296,059	59,061,412
Total		449,737,098
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	143,066	7,539,572
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	156,002	7,539,569
Total		15,079,141
U.S. Small Cap 1.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	569,914	7,500,063
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	561,245	7,627,315
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	250,771	8,631,559
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,283	8,576,159
Total		32,335,096
Total Equity Funds (Cost $507,360,419)		747,218,963

Exchange-Traded Equity Funds 0.8%

U.S. Large Cap 0.8%
Vanguard Russell 1000 Growth ETF	174,590	16,851,427
Total Exchange-Traded Equity Funds (Cost $12,798,388)		16,851,427

Fixed Income Funds 58.8%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,567,883	12,825,280
Investment Grade 58.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,863,387	180,676,932
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,428,495	42,469,268
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,402,748	42,519,627
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,651,653	42,516,112
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,953,994	138,174,904
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,745,829	233,600,630

Variable Portfolio – Moderately Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	55,923,514	552,524,315
Total		1,232,481,788
Total Fixed Income Funds (Cost $1,421,274,856)		1,245,307,068

Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039	5.000%	6,637,000	6,718,789
10/15/2054	5.500%	37,589,000	38,024,261
Total Residential Mortgage-Backed Securities - Agency (Cost $44,866,927)			44,743,050

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	94,366,690	94,357,254
Total Money Market Funds (Cost $94,341,128)		94,357,254
Total Investments in Securities (Cost: $2,086,783,534)		2,153,795,829
Other Assets & Liabilities, Net		(34,958,595)
Net Assets		2,118,837,234
At September 30, 2024, securities and/or cash totaling $10,104,487 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	293	10/2024	EUR	34,841,802	963,714	—
Russell 2000 Index E-mini	51	12/2024	USD	5,735,460	109,524	—
S&P 500 Index E-mini	118	12/2024	USD	34,304,075	730,831	—
U.S. Treasury 10-Year Note	629	12/2024	USD	71,882,906	264,164	—
Total					2,068,233	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(69)	12/2024	EUR	(33,642,675)	—	(1,311,386)
MSCI EAFE Index	(68)	12/2024	USD	(8,458,520)	—	(166,896)
Total					—	(1,478,282)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	21,300,000	(566)	—	—	—	(566)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderately Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	89,393,432	64,326,443	(59,367,349)	4,728	94,357,254	—	4,962	3,778,252	94,366,690
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	4,897,294	477,585	(345,166)	288,354	5,318,067	—	(85,473)	182,644	1,367,113
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	43,634,073	171,700	(5,179,886)	4,231,262	42,857,149	—	3,817,295	—	812,150
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,464,488	62,657	(3,509,718)	3,120,019	43,137,446	—	5,684,968	—	392,408
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,075,760	512,314	(1,593,762)	830,968	12,825,280	—	(328,607)	510,633	1,567,883
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,872,232	124,326	(11,853,973)	4,846,384	2,988,969	—	(4,218,207)	124,326	279,082
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,229,641	8,597,931	(16,638,904)	4,488,264	180,676,932	—	(2,832,554)	8,593,094	20,863,387
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	48,926,116	461,243	(3,642,764)	2,465,482	48,210,077	—	8,238,950	—	1,038,563
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	42,594,375	1,646,138	(2,233,327)	462,082	42,469,268	—	48,024	1,608,448	4,428,495
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,813,188	1,944,702	(3,878,443)	640,180	42,519,627	—	(738,321)	1,628,396	5,402,748
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	98,455,218	4,585,724	(12,109,145)	5,992,409	96,924,206	—	386,935	4,214,984	6,792,165
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	86,972,249	344,281	(9,893,392)	8,134,115	85,557,253	—	7,620,070	—	3,755,806
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	39,220,004	213,228	(4,143,452)	3,424,511	38,714,291	—	2,206,047	—	864,158
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	7,849,968	545,876	(1,547,412)	651,631	7,500,063	321,232	(539,572)	55,011	569,914
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	8,246,380	182,985	(2,736,982)	1,934,932	7,627,315	—	(650,834)	178,535	561,245
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	43,366,613	1,434,284	(3,833,651)	1,548,866	42,516,112	—	(542,431)	1,401,807	4,651,653
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	140,652,508	5,764,675	(11,061,509)	2,819,230	138,174,904	—	(1,833,771)	5,760,028	14,953,994
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,859,142	319,369	(2,229,487)	1,745,200	8,694,224	—	(608,387)	220,020	1,204,186
CTIVP® – MFS® Value Fund, Class 1 Shares
	32,671,381	63,109	(3,521,575)	2,869,315	32,082,230	—	1,714,269	—	723,714
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	38,359,486	163,159	(2,233,189)	1,226,455	37,515,911	—	4,931,798	—	540,030
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,833,650	88,666	(1,579,669)	913,244	32,255,891	—	3,767,191	—	794,480

Variable Portfolio – Moderately Conservative Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	237,971,717	9,644,558	(16,820,624)	2,804,979	233,600,630	—	(1,892,005)	9,567,469	24,745,829
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,654,214	38,767	(379,519)	226,110	7,539,572	—	765,666	—	143,066
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,742,429	251,650	(382,505)	(72,005)	7,539,569	—	683,399	—	156,002
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	29,827,838	(1,312,487)	1,830,087	30,345,438	—	60,464	—	563,518
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	561,606,921	19,793,436	(42,572,926)	13,696,884	552,524,315	—	(5,088,209)	19,779,198	55,923,514
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	59,875,216	108,735	(3,911,560)	2,989,021	59,061,412	—	8,937,207	—	1,296,059
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	56,907,065	833,681	(8,013,600)	5,930,094	55,657,240	—	25,429	709,250	4,895,096
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	43,331,461	559,632	(4,547,528)	3,060,759	42,404,324	—	334,631	282,823	3,411,450
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	43,757,588	1,492,474	(4,441,233)	2,589,836	43,398,665	—	1,827,677	1,211,892	3,895,751
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	8,775,594	35,234	(1,058,971)	879,702	8,631,559	—	590,113	—	250,771
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,842,212	427,184	(194,075)	500,838	8,576,159	—	187,935	—	217,283
Total	2,096,851,615			87,073,936	2,092,201,352	321,232	32,474,659	59,806,810

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Conservative Portfolio | 2024

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,441,950	40,619,188
Total Alternative Strategies Funds (Cost $47,958,361)		40,619,188

Equity Funds 49.7%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	11,896,764	85,894,634
International 14.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,212,867	34,409,807
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	62,683,702	894,496,431
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	35,225,803	400,517,386
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	27,455,155	341,267,572
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	36,164,362	402,870,990
Total		2,073,562,186
U.S. Large Cap 31.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,471,545	394,273,425
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,264,031	358,814,916
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,017,420	465,008,618
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	33,329,837	759,253,694
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,811,035	394,734,382
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,427,197	329,247,630
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	6,179,035	429,257,582
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,953,767	322,922,936
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	6,659,388	358,608,050
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	15,109,899	688,558,092
Total		4,500,679,325
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,496,652	78,873,572
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,613,273	77,969,450
Total		156,843,022
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,925,224	77,975,948
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	5,808,438	78,936,672
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,083,748	71,722,600
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,954	62,992,320
Total		291,627,540
Total Equity Funds (Cost $4,721,807,137)		7,108,606,707

Exchange-Traded Equity Funds 0.6%

U.S. Mid Large Cap 0.6%
iShares Russell 1000 Growth Index Fund	235,905	88,554,019
Total Exchange-Traded Equity Funds (Cost $67,711,600)		88,554,019

Fixed Income Funds 43.0%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,497,354	85,868,356
Investment Grade 42.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	123,403,301	1,068,672,589
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	19,290,405	184,994,984
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	76,719,418	603,781,820
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,272,240	249,268,276
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	77,166,579	713,019,187
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	135,708,830	1,281,091,354

Variable Portfolio – Moderate Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	198,417,099	1,960,360,938
Total		6,061,189,148
Total Fixed Income Funds (Cost $7,042,189,775)		6,147,057,504

Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039	5.000%	62,601,000	63,372,441
10/15/2054	5.500%	354,550,000	358,655,504
Total Residential Mortgage-Backed Securities - Agency (Cost $423,196,386)			422,027,945

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	809,472,327	809,391,380
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.627%(a),(d)	27,859,525	27,859,525
Total Money Market Funds (Cost $837,117,576)		837,250,905
Total Investments in Securities (Cost: $13,139,980,835)		14,644,116,268
Other Assets & Liabilities, Net		(350,933,113)
Net Assets		14,293,183,155
At September 30, 2024, securities and/or cash totaling $70,435,107 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	2,254	10/2024	EUR	268,032,156	7,413,688	—
Russell 2000 Index E-mini	446	12/2024	USD	50,157,160	957,794	—
S&P 500 Index E-mini	873	12/2024	USD	253,792,013	5,406,913	—
Total					13,778,395	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(537)	12/2024	EUR	(261,827,775)	—	(10,206,509)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	312,323,000	(8,299)	—	—	—	(8,299)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderate Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	749,376,285	550,996,991	(491,000,327)	18,431	809,391,380	—	65,310	32,024,802	809,472,327
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	37,898,871	1,450,306	(172,127)	1,442,138	40,619,188	—	(40,428)	1,450,306	10,441,950
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	390,740,463	—	(19,736,238)	23,269,200	394,273,425	—	50,288,982	—	7,471,545
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	353,953,366	—	(25,816,152)	30,677,702	358,814,916	—	42,534,899	—	3,264,031
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,085,042	3,422,026	(7,845,893)	5,207,181	85,868,356	—	(1,833,369)	3,422,026	10,497,354
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	31,222,606	393,202	—	2,793,999	34,409,807	—	—	393,202	3,212,867
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.627%
	26,853,593	1,028,642	(22,710)	—	27,859,525	—	—	1,035,576	27,859,525
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,058,079,262	50,937,417	(60,774,196)	20,430,106	1,068,672,589	—	(10,222,678)	50,937,417	123,403,301
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	460,331,650	—	(28,007,676)	32,684,644	465,008,618	—	70,032,670	—	10,017,420
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	178,175,199	6,984,741	(2,323,919)	2,158,963	184,994,984	—	46,862	6,984,741	19,290,405
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	605,209,005	22,872,253	(28,695,987)	4,396,549	603,781,820	—	(5,562,949)	22,872,253	76,719,418
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	891,288,257	39,150,861	(94,346,124)	58,403,437	894,496,431	—	983,158	39,150,861	62,683,702
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	750,322,857	—	(65,001,633)	73,932,470	759,253,694	—	64,952,682	—	33,329,837
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	390,151,197	—	(34,389,566)	38,972,751	394,734,382	—	18,341,566	—	8,811,035
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	80,624,442	3,936,965	(11,041,731)	4,456,272	77,975,948	3,361,334	(3,323,964)	575,632	5,925,224
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	72,204,579	1,796,347	(8,975,231)	13,910,977	78,936,672	—	(1,991,199)	1,796,347	5,808,438
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	247,029,739	8,219,167	(13,464,457)	7,483,827	249,268,276	—	(1,490,232)	8,219,167	27,272,240
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	703,745,107	29,768,694	(30,890,638)	10,396,024	713,019,187	—	(4,985,549)	29,768,694	77,166,579
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	86,560,490	2,184,740	(19,157,107)	16,306,511	85,894,634	—	(4,949,167)	2,184,740	11,896,764
CTIVP® – MFS® Value Fund, Class 1 Shares
	326,335,273	—	(29,294,588)	32,206,945	329,247,630	—	14,544,414	—	7,427,197
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	428,280,178	—	(21,412,605)	22,390,009	429,257,582	—	47,649,112	—	6,179,035

Variable Portfolio – Moderate Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	321,045,271	—	(22,366,469)	24,244,134	322,922,936	—	22,552,348	—	7,953,767
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,263,669,073	52,384,367	(45,348,333)	10,386,247	1,281,091,354	—	(4,800,748)	52,384,367	135,708,830
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	78,406,012	—	(2,020,707)	2,488,267	78,873,572	—	7,875,382	—	1,496,652
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,398,545	—	(1,848,720)	419,625	77,969,450	—	5,768,522	—	1,613,273
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	347,000,000	(10,912,233)	22,520,283	358,608,050	—	572,952	—	6,659,388
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,931,919,727	70,303,921	(78,927,111)	37,064,401	1,960,360,938	—	(5,751,415)	70,303,921	198,417,099
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	680,667,947	—	(77,336,967)	85,227,112	688,558,092	—	53,153,958	—	15,109,899
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,992,975	5,122,512	(42,173,615)	38,575,514	400,517,386	—	4,204,287	5,122,512	35,225,803
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	387,022,549	2,574,220	(71,768,522)	23,439,325	341,267,572	—	5,967,791	2,574,220	27,455,155
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	381,449,102	10,944,022	(22,109,725)	32,587,591	402,870,990	—	7,514,944	10,944,022	36,164,362
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	71,628,264	—	(4,989,345)	5,083,681	71,722,600	—	7,163,909	—	2,083,748
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	58,108,700	—	—	4,883,620	62,992,320	—	—	—	1,595,954
Total	13,605,775,626			688,457,936	14,133,534,304	3,361,334	379,262,050	342,144,806

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | 2024

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,554,079	17,715,365
Total Alternative Strategies Funds (Cost $20,676,093)		17,715,365

Equity Funds 65.8%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	6,596,244	47,624,883
International 19.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,353,323	14,494,086
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	31,768,643	453,338,543
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	21,849,356	248,427,173
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,443,288	216,820,065
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	21,965,903	244,700,164
Total		1,177,780,031
U.S. Large Cap 41.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,539,879	186,799,407
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,712,724	188,279,709
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	5,730,324	266,001,635
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	17,064,029	388,718,585
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,877,463	218,510,361
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	4,896,580	217,065,382
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	3,806,045	264,405,978
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,373,888	218,179,868
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,346,520	234,060,078
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	8,225,200	374,822,359
Total		2,556,843,362
Equity Funds (continued)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	889,166	46,859,081
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	950,130	45,919,767
Total		92,778,848
U.S. Small Cap 2.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,526,854	46,413,395
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	3,491,370	47,447,718
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,145,577	39,430,764
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	802,870	31,689,272
Total		164,981,149
Total Equity Funds (Cost $2,718,774,007)		4,040,008,273

Exchange-Traded Equity Funds 0.7%

U.S. Large Cap 0.3%
Vanguard Russell 1000 Growth ETF	216,329	20,880,075
U.S. Mid Large Cap 0.4%
iShares Russell 1000 Growth Index Fund	55,708	20,911,669
Total Exchange-Traded Equity Funds (Cost $31,969,737)		41,791,744

Fixed Income Funds 27.3%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,774,754	30,877,485
Investment Grade 26.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,899,601	397,490,548
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,291,284	60,333,414
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,501,472	90,516,587
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,031,854	91,691,146
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	33,018,448	305,090,459

Variable Portfolio – Moderately Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2024 (Unaudited)
Fixed Income Funds (continued)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,782,849	243,390,096
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	46,338,207	457,821,482
Total		1,646,333,732
Total Fixed Income Funds (Cost $1,933,660,636)		1,677,211,217

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039	5.000%	19,500,000	19,740,301
10/15/2054	5.500%	110,443,000	111,721,873
Total Residential Mortgage-Backed Securities - Agency (Cost $131,826,145)			131,462,174

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	326,450,547	326,417,902
Total Money Market Funds (Cost $326,367,588)		326,417,902
Total Investments in Securities (Cost: $5,163,274,206)		6,234,606,675
Other Assets & Liabilities, Net		(95,586,921)
Net Assets		6,139,019,754
At September 30, 2024, securities and/or cash totaling $36,651,034 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	1,086	10/2024	EUR	129,140,604	3,571,990	—
Russell 2000 Index E-mini	293	12/2024	USD	32,950,780	629,223	—
S&P 500 Index E-mini	383	12/2024	USD	111,342,888	2,372,105	—
U.S. Treasury 10-Year Note	2,671	12/2024	USD	305,245,219	687,991	—
Total					7,261,309	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(259)	12/2024	EUR	(126,281,925)	—	(4,922,448)
MSCI EAFE Index	(269)	12/2024	USD	(33,460,910)	—	(660,220)
Total					—	(5,582,668)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	295,290,586	306,392,842	(275,278,074)	12,548	326,417,902	—	22,268	12,743,967	326,450,547
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	16,538,827	776,029	(298,577)	699,086	17,715,365	—	(73,978)	629,687	4,554,079
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	182,612,439	—	(17,532,365)	21,719,333	186,799,407	—	13,014,898	—	3,539,879
Variable Portfolio – Moderately Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	180,582,948	—	(11,387,365)	19,084,126	188,279,709	—	18,803,097	—	1,712,724
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,019,382	1,220,083	(1,878,264)	1,516,284	30,877,485	—	(304,962)	1,220,083	3,774,754
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,925,130	389,319	—	1,179,637	14,494,086	—	—	164,533	1,353,323
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	385,512,030	18,695,119	(12,645,972)	5,929,371	397,490,548	—	(2,127,028)	18,695,119	45,899,601
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	258,797,490	—	(15,521,479)	22,725,624	266,001,635	—	35,607,231	—	5,730,324
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	57,477,139	2,376,019	(233,675)	713,931	60,333,414	—	4,025	2,265,985	6,291,284
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	87,670,305	3,578,973	(751,639)	18,948	90,516,587	—	(161,759)	3,335,300	11,501,472
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	437,994,121	19,271,044	(37,230,450)	33,303,828	453,338,543	—	(3,308,172)	19,271,044	31,768,643
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	376,435,147	—	(29,045,412)	41,328,850	388,718,585	—	29,384,641	—	17,064,029
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	210,036,008	—	(10,167,736)	18,642,089	218,510,361	—	12,701,055	—	4,877,463
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	47,180,839	2,358,778	(5,765,618)	2,639,396	46,413,395	2,008,624	(2,032,647)	343,979	3,526,854
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	42,177,170	1,077,430	(3,601,579)	7,794,697	47,447,718	—	(818,339)	1,077,430	3,491,370
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,992,734	2,981,021	(2,772,979)	2,490,370	91,691,146	—	(300,572)	2,979,562	10,031,854
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	295,797,074	12,622,157	(6,746,379)	3,417,607	305,090,459	—	(1,094,825)	12,581,468	33,018,448
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	46,582,672	1,202,587	(8,565,995)	8,405,619	47,624,883	—	(2,223,892)	1,202,587	6,596,244
CTIVP® – MFS® Value Fund, Class 1 Shares
	209,690,869	—	(15,407,266)	22,781,779	217,065,382	—	7,741,375	—	4,896,580
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	261,512,843	—	(12,418,646)	15,311,781	264,405,978	—	27,547,236	—	3,806,045
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	211,311,619	—	(12,125,976)	18,994,225	218,179,868	—	12,261,223	—	5,373,888
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,695,284	9,887,354	(4,793,459)	1,600,917	243,390,096	—	(525,461)	9,823,499	25,782,849
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	45,317,568	—	(1,070,928)	2,612,441	46,859,081	—	3,439,482	—	889,166
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	46,324,004	90,319	(972,900)	478,344	45,919,767	—	3,144,839	—	950,130
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	16,190,017	204,768,680	(2,438,204)	15,539,585	234,060,078	—	870,228	—	4,346,520

Variable Portfolio – Moderately Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	443,316,783	16,277,189	(10,253,043)	8,480,553	457,821,482	—	(1,192,657)	16,243,092	46,338,207
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	361,710,477	—	(35,683,875)	48,795,757	374,822,359	—	25,944,204	—	8,225,200
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,215,635	3,197,747	(13,552,614)	24,566,405	248,427,173	—	1,573,764	3,102,914	21,849,356
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	226,826,314	1,534,633	(26,806,820)	15,265,938	216,820,065	—	2,382,106	1,534,633	17,443,288
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	218,873,146	7,134,753	(5,141,101)	23,833,366	244,700,164	—	428,216	6,344,217	21,965,903
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	38,271,108	—	(3,471,815)	4,631,471	39,430,764	—	1,959,321	—	1,145,577
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,207,432	1,027,350	—	2,454,490	31,689,272	—	—	—	802,870
Total	5,631,085,140			396,968,396	6,061,352,757	2,008,624	182,664,917	113,559,099

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Aggressive Portfolio | 2024

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,467,089	9,596,977
Total Alternative Strategies Funds (Cost $11,391,779)		9,596,977

Equity Funds 82.8%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,484,398	25,157,357
International 24.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	575,397	6,162,496
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,683,001	209,526,418
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,043,909	159,679,250
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,303,692	115,644,892
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,624,760	118,359,831
Total		609,372,887
U.S. Large Cap 51.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,746,181	92,145,997
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	844,137	92,795,958
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,199,557	148,523,420
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,366,912	190,598,260
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,348,300	105,203,824
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,359,368	104,590,761
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,867,649	129,745,574
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,590,123	105,159,005
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	2,196,651	118,289,648
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,794,994	172,937,887
Total		1,259,990,334
Equity Funds (continued)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	399,895	21,074,469
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	433,932	20,971,920
Total		42,046,389
U.S. Small Cap 3.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,681,416	22,127,433
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	1,608,576	21,860,545
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	634,829	21,850,833
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	536,528	21,176,745
Total		87,015,556
Total Equity Funds (Cost $1,343,400,554)		2,023,582,523

Exchange-Traded Equity Funds 0.3%

U.S. Large Cap 0.1%
Vanguard Russell 1000 Growth ETF	37,480	3,617,570
U.S. Mid Large Cap 0.2%
iShares Russell 1000 Growth Index Fund	9,667	3,628,798
Total Exchange-Traded Equity Funds (Cost $5,543,305)		7,246,368

Fixed Income Funds 14.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,494,690	12,226,566
Investment Grade 13.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,307,464	71,942,638
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	745,687	7,151,138
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,002,809	47,242,103
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,761,422	71,715,543
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,053,569	47,705,694

Variable Portfolio – Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,511,916	84,097,730
Total		329,854,846
Total Fixed Income Funds (Cost $397,657,228)		342,081,412

Residential Mortgage-Backed Securities - Agency 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039	5.000%	9,551,000	9,668,699
10/15/2054	5.500%	54,123,000	54,749,716
Total Residential Mortgage-Backed Securities - Agency (Cost $64,596,776)			64,418,415

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	49,435,295	49,430,351
Total Money Market Funds (Cost $49,422,530)		49,430,351
Total Investments in Securities (Cost: $1,872,012,172)		2,496,356,046
Other Assets & Liabilities, Net		(52,077,968)
Net Assets		2,444,278,078
At September 30, 2024, securities and/or cash totaling $12,844,971 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	477	10/2024	EUR	56,721,978	1,568,913	—
Russell 2000 Index E-mini	48	12/2024	USD	5,398,080	103,081	—
S&P 500 Index E-mini	93	12/2024	USD	27,036,263	575,994	—
U.S. Treasury 10-Year Note	417	12/2024	USD	47,655,281	175,129	—
Total					2,423,117	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(114)	12/2024	EUR	(55,583,550)	—	(2,166,637)
MSCI EAFE Index	(77)	12/2024	USD	(9,578,030)	—	(188,985)
Total					—	(2,355,622)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	10,308,000	(274)	—	—	—	(274)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	38,028,788	116,752,815	(105,356,742)	5,490	49,430,351	—	298	1,875,815	49,435,295
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	8,731,324	639,659	(150,293)	376,287	9,596,977	—	(37,862)	333,947	2,467,089
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	85,228,928	42,946	(2,739,808)	9,613,931	92,145,997	—	6,871,099	—	1,746,181
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	83,269,597	29,047	(3,217,787)	12,715,101	92,795,958	—	5,188,017	—	844,137
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,491,093	500,941	(327,751)	562,283	12,226,566	—	(85,876)	476,797	1,494,690
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,481,665	210,591	(53,823)	524,063	6,162,496	—	(22,260)	69,523	575,397
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	67,403,027	4,296,949	(546,477)	789,139	71,942,638	—	(91,492)	3,322,778	8,307,464
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	137,708,774	200,230	(6,393,884)	17,008,300	148,523,420	—	14,713,692	—	3,199,557
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,693,535	385,931	(12,187)	83,859	7,151,138	—	194	266,160	745,687
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	44,168,195	3,134,729	(32,611)	(28,210)	47,242,103	—	(7,240)	1,718,020	6,002,809
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	192,527,188	9,142,334	(6,630,903)	14,487,799	209,526,418	—	(712,004)	8,540,050	14,683,001
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	176,423,129	—	(9,765,674)	23,940,805	190,598,260	—	9,905,811	—	8,366,912
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	98,959,641	—	(3,829,710)	10,073,893	105,203,824	—	4,915,168	—	2,348,300
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	22,323,993	1,187,572	(2,586,314)	1,202,182	22,127,433	960,817	(911,126)	164,541	1,681,416
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	17,833,704	1,001,250	—	3,025,591	21,860,545	—	—	468,355	1,608,576
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	67,291,408	4,073,523	(246,221)	596,833	71,715,543	—	(40,263)	2,907,370	7,761,422
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	23,464,334	783,096	(3,094,158)	4,004,085	25,157,357	—	(777,302)	625,094	3,484,398
CTIVP® – MFS® Value Fund, Class 1 Shares
	98,618,616	7,297	(5,829,880)	11,794,728	104,590,761	—	2,797,042	—	2,359,368
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,923,607	—	(5,958,580)	7,780,547	129,745,574	—	13,377,496	—	1,867,649
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	99,554,961	2,701	(4,622,867)	10,224,210	105,159,005	—	4,744,190	—	2,590,123
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	44,908,105	2,719,817	(158,545)	236,317	47,705,694	—	(14,784)	1,894,907	5,053,569

Variable Portfolio – Aggressive Portfolio | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,307,367	3,962	(469,481)	1,232,621	21,074,469	—	1,488,358	—	399,895
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,781,947	169,426	(435,835)	456,382	20,971,920	—	1,194,096	—	433,932
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	10,790,407	100,251,701	(1,061,158)	8,308,698	118,289,648	—	380,876	—	2,196,651
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	79,694,945	3,772,624	(831,930)	1,462,091	84,097,730	—	(125,095)	2,949,338	8,511,916
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	159,299,328	—	(6,892,845)	20,531,404	172,937,887	—	13,129,227	—	3,794,994
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	147,790,127	1,977,270	(6,013,973)	15,925,826	159,679,250	—	748,078	1,970,220	14,043,909
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	109,961,509	1,180,204	(4,005,987)	8,509,166	115,644,892	—	375,382	762,994	9,303,692
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	105,616,228	3,728,330	(2,568,380)	11,583,653	118,359,831	—	290,647	3,071,870	10,624,760
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	19,970,889	9,228	(1,071,375)	2,942,091	21,850,833	—	657,505	—	634,829
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,958,906	634,953	(19,092)	1,601,978	21,176,745	—	38,096	—	536,528
Total	2,151,205,265			201,571,143	2,424,691,263	960,817	77,989,968	31,417,779

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7042_12_C01_(11/24)